Fair Value Measurements (Details Textual) (USD $)	12 Months Ended			3 Months Ended		3 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010 Exploration & Production [Member] Possible [Member]	Sep. 30, 2010 Exploration & Production [Member] Probable [Member]	Sep. 30, 2010 Exploration & Production [Member] Barnett Shale [Member]	Sep. 30, 2010 Exploration & Production [Member] Piceance Highlands [Member]	Mar. 31, 2009 Venezuelan Property [Member]	Mar. 31, 2009 Venezuelan Property [Member] Accroven [Member]	Sep. 30, 2010 Exploration & Production [Member]	Sep. 30, 2010 Exploration & Production [Member]	Dec. 31, 2010 Exploration & Production [Member]	Dec. 31, 2009 Exploration & Production [Member]	Dec. 31, 2010 Williams Partners [Member]
Fair Value Measurements (Textuals) [Abstract]
After tax discount rate considered as part of estimate of probability weighted discounted cash flows						20.00%
Measurement of fair value considering other than temporary decline investment						$ 0
Measurement of FV considering deteriorating circumstances							0
Other Asset Impairment charge				503,000,000	175,000,000
Tenure of expiry of derivatives portfolio (months)	24
Fair value of natural gas-producing properties and cost of unproved properties exploration & production								320,000,000	320,000,000		22,000,000
Interim impairment assessment of goodwill								1,000,000,000	1,000,000,000
Percentage of decline in forward natural gas prices								22.00%	22.00%
Assumption for domestic reserve quantities								4,400	4,400
Forward prices of Gas equivalent for natural gas, natural gas liquids and oil , per thousand cubic feet				4.67					4.65
After tax discount rate, related to proved reserves				11.00%	13.00%			11.00%	11.00%
After tax discount rate related to unproved reserves		0.15	0.13
Implied fair value of goodwill								0	0
Impairment of goodwill	1,000,000,000								1,000,000,000	1,003,000,000
Impairments of producing properties and acquired unproved reserves								678,000,000		678,000,000	15,000,000
Assumption for reserve quantities				227
Measurement of fair value considering continued operation purchase of assets after tax discount rate						106,000,000
Fair Value Measured on Non Recurring Basis Certain Gathering Assets												$ 3,000,000
Interest of Exploration & Production in Venezuelan corporation						4.00%
Percent of derivatives expiring	99.00%